JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated September 21, 2012 to PROSPECTUSES dated April 30, 2012

Change to Variable Investment Option

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY and VENTURE VISION® VARIABLE ANNUITY Contracts issued prior to May 13, 2002 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated April 30, 2012.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces the anticipated merger of American Blue Chip Income & Growth Trust Series II shares into American Growth-Income Trust Series I shares, effective at the close of business on November 2, 2012. As a result, Contracts with Contract Values invested in the American Blue Chip Income & Growth Investment Option will be invested in the American Growth-Income Investment Option, and the share class of the corresponding underlying American Growth-Income Trust Portfolio will have lower expenses than would have been the case otherwise. The John Hancock Variable Insurance Trust Board of Trustees approved the portfolio merger on June 28, 2012. If approved at the shareholder meeting on October 4, 2012, the merger is expected to occur at the close of business on November 2, 2012.

You should retain this Supplement for future reference.

Supplement dated September 21, 2012

09/12:	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated September 21, 2012 to PROSPECTUSES dated April 30, 2012

Change to Variable Investment Option

This Supplement applies to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated April 30, 2012.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces the anticipated merger of International Equity Index Trust A Series II shares into International Equity Index Trust B Series NAV shares, effective at the close of business on November 2, 2012. As a result, Contracts with Contract Values invested in the International Equity Index Trust A Investment Option will be invested in the International Equity Index Trust B Investment Option, and the share class of the corresponding underlying International Equity Index Trust B Portfolio will have lower expenses than would have been the case otherwise. The John Hancock Variable Insurance Trust Board of Trustees approved the portfolio merger on June 28, 2012. If approved at the shareholder meeting on October 4, 2012, the merger is expected to occur at the close of business on November 2, 2012.

You should retain this Supplement for future reference.

Supplement dated September 21, 2012

09/12:	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558